BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES	12 Months Ended
Dec. 31, 2025
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES

NOTE 21 – BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES

a)    Remuneration of key management personnel:

The remuneration of key management personnel (directors and members of executive officers) for the years ended 31 December 2025, 2024 and 2023 are as follows;

	1 January – 31	1 January – 31	1 January – 31
	December	December	December
	2025	2024	2023

Salaries and other short-term employee benefits	1,442,445	1,321,469	1,127,276

Salaries and other short-term employee benefits include equity settled share-based payments amounting to TRY216,074 thousand in 2025 (2024: TRY235,534 thousand and 2023: TRY201,079 thousand), comprising TRY76,098 thousand related to equity-settled share-based payments and TRY139,976 thousand arising from awards modified to cash-settled share-based payments during the year.

NOTE 21 – BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES (Continued)

b)    Balances with related parties at 31 December 2025 and 2024:

Due from and to related parties listed as of 31 December 2025 and 2024 are as follows;

Due from related parties:

	2025	2024

Doğan Dış Ticaret ve Mümessillik A.Ş. (“Doğan Dış Ticaret”)	—	13,571
D Elektronik Şans Oyunları ve Yayıncılık A.Ş. (“Nesine”)	—	3,385
Doğan Burda Dergi Yayıncılık ve Pazarlama A.Ş. (“Doğan Burda”)	—	666
Other	206	1,435

	206	19,057

Amounts due from other related parties mainly resulted from sale of goods.

Due to related parties:

	2025	2024

Doğan Yayınları Yayıncılık ve Yapımcılık Ticaret A.Ş. (“Doğan Yayıncılık”)	—	14,155
D Gayrimenkul Yatırımları ve Ticaret A.Ş.	—	923
Doğan Trend Otomotiv Tic. Hiz. Ve Tek. A.Ş.	—	263
Doğan Portal ve Elektronik Ticaret A.Ş.	—	76
Other	—	1,522

	—	16,939

Amounts due to related parties mainly resulted from purchase of inventories, advertising services, head quarter rentals and payables due to merchant financing arrangements.

NOTE 21 – BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES (Continued)

c)    Significant sales to and purchases from related parties for the years ended 31 December 2025, 2024 and 2023:

Purchases from and sales to related parties listed as follows;

Service and product sales to related parties:

	1 January – 31	1 January – 31	1 January – 31
	December	December	December
	2025	2024	2023

Nesine (*)	1,958	21,169	25,433
Doğan Yayıncılık (*)	487	6,517	8,315
Doğan Burda (*)	358	4,963	5,528
Doğan Portal ve Elektronik Ticaret A.Ş. (“Doğan Portal”) (*)	361	2,661	2,143
Doğan Trend Otomotiv Tic. Hiz. Ve Tek. A.Ş.	137	1,602	2,925
Doğan Dış Ticaret	—	5,554	4,468
Değer Merkezi Hizmetler ve Yönetim A.Ş.	—	2,661	3,113
Otomobilite Motorlu Araçlar Ticaret A.Ş	—	3,016	3,456
Aydın Doğan Vakfı	—	1,880	270
D Gayrimenkul Yatırımları ve Ticaret A.Ş.	—	1,725	901
Milta Turizm İşletmeleri A.Ş.	—	958	1,092
Glokal Dijital Hizmetler ve Pazarlama A.Ş.	—	691	195
Suzuki Motorlu Araçlar Pazarlama A.Ş.	—	433	1,682
Other	375	6,790	6,692

	3,676	60,620	66,213

(*)Transactions with related parties for 2025 herein only include those occurred between 1 January 2025 and 29 January 2025 since these entities were no longer the Group’s related parties after the Change of Control was completed on 29 January 2025.

NOTE 21 - BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES (Continued)

c)    Significant sales to and purchases from related parties for the years ended 31 December 2025, 2024 and 2023: (Continued)

Service and product purchases from related parties:

	1 January – 31	1 January – 31	1 January – 31
	December	December	December
	2025	2024	2023

D Gayrimenkul Yatırımları ve Ticaret A.Ş. (*)	8,655	67,747	85,484
Doğan Dış Ticaret (*)	4,848	516,495	368,817
Doğan Yayıncılık (*)	2,502	31,579	27,929
Milta Turizm İşletmeleri A.Ş. (*)	56	844	2,385
Doğan Trend Otomotiv Tic. Hiz. Ve Tek. A.Ş.	—	8,420	9,842
Doğan Burda	—	1,216	4,398
Karel Elektronik Sanayi ve Ticaret A.Ş	—	1,204	—
Doğan Müzik Yapım ve Ticaret A.Ş.	—	702	1,357
Değer Merkezi Hizmetler ve Yönetim A.Ş.	—	52	8
Doğan Portal	—	34	2,039
Nesine	—	30	—
Other (*)	513	2,583	395

	16,574	630,906	502,654

(*)Transactions with related parties for 2025 herein only include those occurred between 1 January 2025 and 29 January 2025.

Purchase of treasury shares

Purchase of treasury shares from TurkCommerce B.V. which is shareholder of the Group was separately disclosed in Note 15 and it is not included in the above purchases from related parties.